Portfolio of Investments
The Elite Growth and Income Fund
March 31, 1999
                                  Market Value
Shares                            Note 2A

       Common Stock  86.3%

       Business Services 9.3%

60,000 Browning Ferris ....................................           $2,313,750
50,000 Equifax Incorporated ...............................            1,718,750
24,000 FDX Corporation* ...................................            2,227,500
60,000 Personal Group of America* .........................              431,250
20,000 Standard Register ..................................              593,750
                                                                      ----------
         Total Business Services ..........................            7,285,000
                                                                      ----------
        Capital Goods 23.4%

50,000 Flowserve Corporation .............................              778,125
24,000 General Electric ..................................            2,655,000
60,000 Goodrich Incorporated .............................            2,058,750
24,000 Hewlett-Packard ...................................            1,627,500
16,000 I.B.M. Corporation ................................            2,127,000
32,000 Microsoft Corporation* ............................            2,868,000
60,000 Sterling Commerce .................................            1,845,000
20,000 Thomas & Betts ....................................              751,250
60,000 U.S. Filter* ......................................            1,837,500
32,000 Xerox Corporation .................................            1,708,000
                                                                     ----------
        Total Capital Goods ..............................           18,256,125
                                                                     ----------
      Consumer Goods & Services ..........................                 19.8%

30,000 Best Foods ........................................            1,410,000
24,000 Central Parking ...................................              828,000
135,000Coffee Station, Inc* (a) ..........................              168,750
50,000 Fortune Brands ....................................            2,321,250
30,000 H.R. Block ........................................            1,421,250
30,000 Limited, Inc. .....................................            1,188,750
140,000 Optiva * (a) .....................................            1,575,000
40,000 Service Corp. Intl ................................              570,000
70,000 Shaw Communications ...............................            2,253,125
60,000 Starbucks* ........................................            1,683,750
60,000 Zale Corporation* .................................            2,051,250
                                                                     ----------
       Total Consumer
       Goods & Services ..................................           15,471,125
                                                                     ----------
       Energy ............................................                  3.3%

35,565 Bonneville Pacific* ...............................              195,608
90,000 Petroleum Geo Services* ...........................            1,220,000
50,000 Pogo Producing ....................................              650,000
20,000 Tidewater Incorporated ............................              517,500
                                                                     ----------
         Total Energy ....................................            2,583,108
                                                                     ----------
       Financial Intermediaries ..........................                 16.4%

32,000 Fannie Mae ........................................            2,216,000
32,000 First Union .......................................            1,710,000
32,000 Freddie Mac .......................................            1,828,000
30,000 Mellon Bank, Inc. .................................            2,111,250
30,000 Ohio Casualty .....................................            1,170,000
40,000 Union Planters Corp. ..............................            1,757,500
50,000 Washington Mutual .................................            2,043,750
                                                                     ----------
        Total Financial
      Intermediaries .....................................           12,836,500
                                                                     ----------

PORTFOLIO OF INVESTMENTS
THE ELITE GROWTH AND INCOME FUND
MARCH 31, 1999 CONTINUED
      Health Care Goods & Services  14.1%

32,000 American Home Products .............................            2,088,000
40,000 Becton, Dickinson & Co. ............................            1,532,500
50,000 Maxxim Medical* ....................................              943,750
30,000 Mckesson - HBOC ....................................            1,980,000
30,000 Merck and Company ..................................            2,405,625
15,000 Pfizer, Inc. .......................................            2,081,250
                                                                      ----------
       Total Health Care
       Goods & Services ...................................           11,031,125
                                                                      ----------

       Total Value of Common Stock
       (Cost $42,970,948) .................................           67,462,983
                                                                      ----------
       Convertible Securities 2.9%

90,000 Glenborough Reality
       Preferred ..........................................            1,501,875
50,000 Republic Industries ................................              725,000
                                                                      ----------
           Total Value of
           Preferred Stock
           (Cost $2,493,422) ..............................            2,226,875
                                                                      ----------
Par Value     Bonds  8.3%

$500,000 Q-Point International 6.00%
         due 05/01/99 (a) ..................................             500,000
20,000,000 U.S. Government Zero
           Coupon due 05/15/19 .............................           5,969,504
                                                                       ---------
        Total Value of Bonds
      (Cost $5,453,145) ....................................           6,469,504


      Total Investments
        (Cost $50,917,515**) 97.5% 76,159,362

      Cash and receivables
      In excess of
      Liabilities 2.5% ......................................          1,988,447
                                                                     -----------

      NET ASSETS 100.0% .....................................        $78,147,809
                                                                     ===========
(a) Restricted security (see note 3)
* Non - income producing
** Cost for Federal Income Tax purposes is the same.

At March 31, 1999, unrealized appreciation of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation ...............................            $ 26,382,951
Unrealized depreciation ...............................              (1,141,104)
                                                                   ------------
Net unrealized appreciation ...........................            $ 25,241,847
                                                                   ============

Portfolio of Investments
The Elite Income Fund
March 31, 1999
(unaudited)

Par Value                                                           Market Value

                                                                       Note 2A
---------                               ----------------           -------------
Bonds  97.3%

U.S. Government Notes and Bonds  50.0%

$ 2,720,000 U.S. Treasury Note
            6.250% due 02/15/03 ............................         $ 2,818,886
  5,850,000 U.S. Treasury Note
                7.875% due 11/15/04 ........................           6,572,892
  3,990,000 U.S. Treasury Bond
                7.250% due 05/15/16 ........................           4,576,775
                                                                     -----------
        Total U.S. Government
        Notes and Bonds ....................................          13,968,553
                                                                     -----------
Electric & Gas Utilities 21.6%

    450,000 Entergy Arkansas Inc. ..........................
            7.000% due 03/01/02 ............................             461,813
  1,485,000 Niagara Mohawk Power
            5.875% due 09/01/02 ............................           1,472,006
    150,000 Detroit Edison
            7.400% due 01/15/03 ............................             157,688
    520,000 Ohio Power
                6.750% due 04/01/03 ........................             536,900
    600,000 PG&E Gas Transmission NW Co. ...................
            7.100% due 06/01/05 ............................             752,538
    500,000 Hawaiian Electric
                6.660% due 12/05/05 ........................             506,875
    650,000 Appalachian Power Co. ..........................
                6.800% due 03/01/06 ........................             671,125
  1,500,000 Kentucky Power
        6.450% due 11/10/08 ................................           1,468,125
                                                                     -----------
            Total Electric & Gas
            Utility Bonds ..................................           6,027,068

Mortgage Backed Bonds  4.1%

500,000 Fannie Mae (1993-93HA)
                                             6.750%   due   01/25/08     512,046
550,000 Federal Home Loan (Mortgage Backed)
                                             6.100%   due   02/15/24     550,941
 96,663 Donaldson, Lufkin & Jenrette - A
                                             6.500%   due   04/25/24      96,328
                                                                       ---------
        Total Mortgage
            Backed Bonds .........................                     1,159,315
                                                                       ---------
Financial/Corporate Bonds 21.6%

                                                        150,000             GMAC
          9.375%      due ...................          04/01/00          155,519
                                                        500,000          Heller Financial
          6.500%      due ...................          05/15/00          505,914
                                                        360,000          Commercial Credit
          5.750%      due ...................          07/15/00          359,615
                                                        625,000          Chrysler Financial
          5.875%      due ...................          02/07/01          628,906

Portfolio of Investments
The Elite Income Fund
March 31, 1999
unaudited)

                                                          760,000           GMAC
            6.875% due ......     07/15/01                               779,950
                                                        1,000,000     U.S. Filter
            4.500% due ......     12/15/01                               978,750
                                                          700,000     Ford Motor Credit
            8.200% due ......     02/15/02                               744,625
                                                          500,000     Heller Financial
            6.440% due ......     10/06/02                               506,875
                                                          145,000           GMAC
            7.050% due ......     09/29/03                               150,800
                                                          105,000           GMAC
            8.250% due ......     02/24/04                               113,663
                                                          500,000     Ford Motor Credit
            6.375% due ......     12/15/05                               505,000
                                                          500,000     Federal Home Loan
            7.270% due ......     04/07/06                               500,128
                                                          500,000     Federal Home Loan
            0.000% due ......     09/29/17                               117,485
                                                                      ----------
                                  Total Financial/Corporate Bonds      6,047,229
                                                                      ----------
                                                                      Total Value Bonds
                                  (Cost $26,517,619)                  27,202,165

Shares

Preferred Stock  1.7%

28,400 Glenborough Reality .............................                 473,925
                                                                     -----------
Total Preferred Stock
(Cost $516,254) ........................................                 473,925
                                                                     -----------
Total Investments
(Cost $27,033,873**) 99.0% .............................              27,676,090

Cash and Receivables
In excess of
liabilities 1.0% .......................................                 269,913
                                                                     -----------

NET ASSETS 100.0% ......................................             $27,946,003
                                                                     ===========

**Cost for Federal Income Tax purposes is the same.

At March 31, 1999, unrealized appreciation of Securities for Federal Income Tax is as follows:

Unrealized appreciation .................................             $ 759,569

Unrealized depreciation .................................              (117,351)
                                                                      =========
Net unrealized appreciation .............................             $ 642,218


STATEMENT OF ASSETS AND LIABILITIES
March 31, 1999
(unaudited)

                                              THE ELITE GROWTH        THE ELITE
                                              AND INCOME FUND        INCOME FUND
                                              --------------         -----------
ASSETS:

Investments in securities at value (notes 2A, 3 )
(Cost $50,917,515 and $27,033,873) $ ........       76,159,362     $ 27,872,191
Cash and cash equivalent (Note 2E) ..........        2,184,587          (47,932)
Receivables:
Securities sold .............................          187,275             --
        Interest ............................           53,224          530,780
        Dividends ...........................          136,046           13,757
        Capital stock sold ..................            6,427             --
                                                  ------------     ------------
        Total Assets ........................       78,726,921       28,368,796
                                                  ------------     ------------
LIABILITIES:

Payables:
Securities purchased ........................          252,582              --
  Capital stock reacquired ..................          106,734            12,782
  Distributions .............................          228,751           406,610
  Accrued expenses ..........................           (8,955)            3,401
                                                      --------          --------
  Total Liabilities .........................          579,112           422,793
                                                      --------          --------

NET ASSETS:

The Elite Growth & Income Fund--applicable to
3,267,875 shares outstanding                                         $78,147,808
                                                                     ===========
The Elite Income Fund-applicable to 2,710,736
shares outstanding                                                   $27,946,003
                                                                     ===========
NET ASSET VALUE, OFFERING AND
REDEMPTION  PRICE PER SHARE
  (Net assets ( shares outstanding)                    $23.91             $10.31
                                                     ========           ========

At March 31, 1999 the components of net assets were as follows:

Paid-in capital .........................       $ 53,272,572        $ 27,137,879

Accumulated net realized
gain on investments .....................           (369,540)             74,641

Undistributed net
investment income .......................              2,929              91,265

Net unrealized
appreciation (depreciation) .............         25,241,847             642,218
                                                ------------        ------------

Net assets ..............................       $ 78,147,808        $ 27,946,003
                                                ============        ============

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 1999
(unaudited)

    ..................................................
                                                       THE ELITE GROWTH   THE ELITE
                                                          AND INCOME    FUND INCOME FUND
                                                           --------     --------
INVESTMENT INCOME:
Income:
Interest .............................................     $314,591     $928,490
Dividends ............................................      544,411       22,929
                                                           --------     --------
        Total Income .................................      859,002      951,419
                                                           --------     --------
Expenses:
Investment management fee ............................      385,238      104,865
Transfer agent fees ..................................        7,019        7,004
Custodian fees .......................................       17,460        5,891
Professional fees (Note 6) ...........................       21,957       11,591
Trustees fees and expenses ...........................        8,700        3,300
Record keeping services ..............................       27,000       10,942
Shareholder reports ..................................        3,903          873
Registration fees and other ..........................       13,290        5,366
                                                           --------     --------
      Total Expenses .................................      484,567      149,832
                                                           --------     --------
Expenses Paid indirectly
(Note 6) .............................................       58,000            0
Expenses Paid by manager
(Note 5) .............................................            0       21,131
                                                           --------     --------
Net Expenses .........................................      426,567      128,701
                                                           --------     --------
Net Investment Income ................................      432,435      822,718
                                                           --------     --------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENT
SECURITIES AND OPTIONS CONTRACT
Net realized gain (loss):
Investment securities ....................         2,065,046       $     71,482
Expired and closed covered call
options written (Note 4) .................        (1,284,362)              --
                                                ------------       ------------
Net realized gain
on investment securities
and option contracts .....................           780,684             71,482
                                                ------------       ------------
Net increase  (decrease)
in unrealized appreciation
of investment securities .................         9,191,735         (1,301,459)
                                                ------------       ------------
Net increase in net assets
resulting from operations ................      $ 10,404,853       ($   407,260)
                                                ============       ============
See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS
THE ELITE GROWTH & INCOME FUND

    ............................................
                                                  Six Months Ended    Year Ended
                                                    March 31, 1999   Sept 30, 1998
OPERATIONS:

Net investment income ..........................   $    432,435    $    605,847
Net realized gain (loss)
on investment securities
and options contracts ..........................        780,684      (1,150,223)

Net increase (decrease) in
unrealized appreciation of
investment securities ..........................      9,191,735      (3,913,327)
                                                   ------------    ------------
Net increase (decrease) in
net assets  resulting from
operations .....................................     10,404,853      (4,457,703)

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net
investment income ..............................       (466,267)       (569,085)

Distributions from net
realized gains on
investment transactions ........................              0               0

CAPITAL SHARE TRANSACTIONS:

Increase in net assets
resulting from capital
share transactions (a) .........................     (4,061,485)      9,578,726
                                                   ------------    ------------
Total increase in
net assets .....................................      5,877,102       4,551,938

NET ASSETS:

Beginning of year ..............................     72,270,707      67,718,769
                                                   ------------    ------------
End of year (including undistributed
net investment income of $2,929 and
$ 36,762 respectively)  ........................   $ 78,147,808    $ 72,270,707
                                                   ============    ============

(a)Transactions in capital stock were as follows:

                                                       Six Months Ended               Year Ended
                                                        March 31, 1999              September 30,1998

                                                 Shares          Value          Shares           Value
                                             ------------    ------------    ------------    ------------
Shares sold ..............................        193,068    $  4,392,384         868,755    $ 20,261,676
Shares issued in
Reinvestment of
Distributions ............................          9,068         214,735          23,665         537,450
                                             ------------    ------------    ------------    ------------
                                                  202,136       4,607,119         892,420      20,799,126

Shares redeemed ..........................       (372,654)     (8,668,604)       (497,374)    (11,220,400)
                                             ------------    ------------    ------------    ------------
Net increase(decrease) ...................       (170,518)     (4,607,118)        395,046       9,578,726
                                             ============    ============    ============    ============

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
THE ELITE INCOME FUND

                                                  Six Months Ended   Year Ended
                                                    March 31, 1999 Sept. 30, 1998
                                                     -----------    -----------
OPERATIONS:
Net investment income ............................   $   822,718    $ 1,190,508

Net realized gain on
investment securities ............................        71,482         49,483

Net increase in unrealized
appreciation of investment
securities .......................................    (1,301,460)     1,712,996
                                                     -----------    -----------
Net increase in net assets
resulting from Operations ........................      (407,260)     2,952,987


NET EQUALIZATION CREDITS
(NOTE 2D) ........................................             0        108,697



DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net
investment income ............                          (755,996)    (1,285,477)


CAPITAL SHARE TRANSACTIONS:


Increase (decrease) in net
assets resulting from capital
share transactions (a) .......                         (1,731,592)    12,752,701
                                                      -----------    -----------
Total increase in net assets .                         (2,894,848)    14,528,908



NET ASSETS:

Beginning of year ............                        30,840,851      16,311,943
                                                    ------------    ------------
End of year (including
undistributed net
investment income of
$-0- and $24,544
respectively) ................                      $ 27,946,003    $ 30,840,851
                                                    ============    ============

(a)Transactions in capital stock were as follows:

                                                   Six Months Ended          Year Ended
                                                     March 30,1999        September 30,1998
                                         Shares           Value          Shares        Value
                                     ------------    ------------    ------------    ------------
Shares sold ......................        400,521    $  4,237,684       1,603,301    $ 16,408,068

Shares issued in
Reinvestment of
Distributions ....................         29,718         314,413         109,272       1,135,100
                                     ------------    ------------    ------------    ------------
                                          430,239       4,552,097       1,712,573      17,543,168

Shares redeemed ..................       (595,476)     (6,283,689)       (468,391)     (4,790,467)

                                     ------------    ------------    ------------    ------------
Net increase .....................       (165,237)   ($ 1,731,592)      1,244,182    $ 12,752,701
                                     ============    ============    ============    ============

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
THE ELITE GROWTH & INCOME FUND
For a share outstanding throughout each period

                                                   Years Ended September 30
                                                   1999*        1998         1997         1996         1995
                                               --------     --------     --------     --------     --------
Net asset value,
beginning of period .....................   $     21.02  $     22.25 $      20.55   $    16.64     $  15.29

Income from investment
Operations
Net investment income ...................           .14          .18          .29          .11          .18

Net gains on securities
(both realized and
unrealized) .............................          3.03        (1.24)        6.15         3.92         2.52
                                               --------     --------     --------     --------     --------
Total from investment
Operations ..............................          3.17        (1.06)        6.44         4.03         2.70
                                               --------     --------     --------     --------     --------
Less Distributions

Dividends from net investment
Income ..................................          (.14)        (.17)        (.29)        (.12)        (.18)

Distributions from
capital gains ...........................             0            0        (4.45)           0        (1.17)

                                               --------     --------     --------     --------     --------
Total distributions .....................          (.14)        (.17)       (4.74)        (.12)       (1.35)

                                               --------     --------     --------     --------     --------
Net asset value,
end of year .............................   $     23.91  $     21.02  $     22.25  $     20.55  $     16.64

                                               ========     ========     ========     ========     ========
Total Return ............................         14.42%       (4.82%)      34.66%       24.26%       19.92%


Ratios/Supplemental Data


Net asset value,
end of period
(in 000's) .....................             $   78,148    $   50,160    $   44,799    $   31,182     $ 25,380

Ratio of expenses
to average net assets 1.10%(a)**                   1.23%         1.30%         1.33%         1.42%

Ratio of net investment income
to average net assets 1.12%(a)**                    .71%         1.41%          .61%         1.18%

Portfolio turnover .............                 124.01%       138.49%       115.80%       156.93%   137.56%

Average Brokerage
Commissions ....................             $      .06 $         .06 $         .06            (1)       (1)

*For the six months ending March 31, 1999
**Ratio reflects fees paid through a directed brokerage arrangement.
Including the expenses paid with brokerage commission would have increased the expense ration to 1.25% and reduced net investment income to 0.64%
(1)Not required information prior to 1996
(a)Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
THE ELITE INCOME FUND

For a share outstanding throughout each period

                                                     Years Ended September 30,
                                           1999*        1998         1997         1996         1995
                                       --------     --------     --------     --------     --------
Net asset value,
beginning of year ...............   $     10.72  $     10.00  $      9.73  $     10.03  $      9.48

Income from investment operations
Net investment income ...........           .27          .59          .60          .60          .62

Net gain (loss)
on securities
(both realized
and unrealized) .................          (.59)         .72          .27         (.23)         .54
                                        --------     --------     --------     --------     --------
Total from investment
Operations ......................          (.32)        1.31          .87          .37         1.16
                                        --------     --------     --------     --------     --------
Less Distributions

Dividends from net
Investment income ...............          (.27)        (.59)        (.60)        (.62)        (.61)

Distributions from
capital gains ...................             0            0            0            (.05)        0
                                        --------     --------     --------     --------     --------
Total distributions .............          (.27)        (.59)        (.60)        (.67)        (.61)
                                        --------     --------     --------     --------     --------
Net asset value,
end of year .....................   $     10.31  $     10.72  $     10.00  $      9.73  $     10.03
                                        ========     ========     ========     ========     ========
Total Return ....................         (1.29%)      13.44%        9.20%        3.79%       12.56%

Ratios/Supplemental Data

Net asset value,
end of year (in 000's) .......      $   27,946    $   30,841    $   16,312    $   12,618    $   12,366

Ratio of expenses to average
net assets ...................            1.00%          .92%          .96%         1.00%         1.12%**

Ratio of net investment income
to average net assets ........            5.48%         5.63%         6.01%         6.01%         6.34%

Portfolio turnover ...........           30.25%        21.41%        37.60%        43.37%        42.24%


*  For the six months ending March 31, 1999
**Ratio reflects fees paid though a directed brokerage arrangement. No fees were paid through a directed brokerage arrangement for 1999, 1998, 1997 or 1996.
Expense ratio for 1995 after reduction of fees paid through the directed brokerage arrangement was 1.08%

See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS
March 31, 1999


Note 1 - Organization

The Elite Growth and Income Fund and The Elite Income Fund (the "Funds") are two series of shares of beneficial interests of The Elite Group (the
"Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in Massachusetts as a business trust on August 8, 1986. The Trust is authorized to issue an unlimited number of non par shares of beneficial interest of any number of series. Currently, the rust has authorized only the two series above.

The Elite Growth & Income Fund's investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets. The Elite Income Fund's investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.

Note 2  -  Significant  Accounting  Policies

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles.

A. Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price. Securities which are traded over-the counter are valued at the bid price. Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.


B. Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute al its taxable income to its shareholders. Therefore no federal income tax provision is required.

     C. Option Accounting Principles (The Elite Growth & Income Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received. The Elite Growth & Income Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. Cash Equivalent - Consists of investment in mutual fund money market accounts.

E. Other - As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for post - October losses. Interest income and estimated expenses are accrued daily.

F. Use Of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Note 3 - Restricted Securities

The Funds may invest in restricted securities. Restricted securities are securities which have not been registered under the Securities Act of 1933, as amended, and as a result are subject to restrictions on resale. Investments in restricted securities are valued at fair value as determined in good faith by the Trust's Board of Trustees. At March 31, 1999, the Elite Growth and Income Fund had investments in restricted securities with the date of acquisition, cost, fair value and percentage of net assets listed below:

                                               Date of .............   Percent
                                                                 Acquisition  Cost   Value of Net Assets
     Stocks

180,000 Atrieva Corp. .....................   08/29/94                $216,000 $          0        .00%
140,000 Optiva Corp. ......................   04/25/94                 148,750    1,575,000       2.01%
135,000 Coffee Station ....................   04/16/96                 303,750      168,750        .21%
500,000 Q-Point Intl ......................   12/08/97                 500,000      500,000        .63%
        6.000% due 05/01/99
                                                                    ----------   ----------       ----
Total Restricted
Securities ................................                         $1,168,500   $2,243,750       2.85%
                                                                    ==========   ==========       ====

Note 4 - Purchases and Sales of Securities
For the six months ending March 31, 1999, purchases and sales of securities, other than options and short-term notes were as follows:

                                                Purchases                       Sales
The Elite Growth and Income Fund ........................   $47,888,483   $41,370,168
The Elite Income Fund ...................................   $ 1,428,762   $ 4,545,964

For The Elite Growth & Income Fund, transactions in covered call options written were as follows:

                                                         Number of Contracts*    Premiums
Options outstanding at
beginning of year ..........................................         1,310    $ 2,114,503
Options written ............................................         2,320        601,525
Options terminated in
closing purchase transactions ..............................        (2,630)    (4,366,265)
Options exercised ..........................................          (400)       660,095
Options expired ............................................          (600)       990,142
                                                               -----------    -----------
Options outstanding at
March 31,1999 ..............................................   $         0    $         0


* Each contract represents 100 shares of common stock


Note 5 - Investment Management Fee and Other Transactions with Affiliates

The Funds retain McCormick Capital Management Inc. as their Investment Manager. Under an Investment Management Agreement, the Investment Manager furnishes each Fund with investment advice, office space and salaries of non-executive
personnel  needed  by  the  Funds  to  provide  general  office   services.   As
compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund. For The Elite Growth & Income Fund and The Elite Income Fund, the rates are 1% and .7%, respectively, up to $250 million; .75% and .625%, respectively, over $250 million up to $500 million; and
 .5% over $500 million for each Fund. The Manager may voluntary reimburse a portion of the operating expenses of a Fund for any fiscal year (including management fees, but excluding taxes, interest and brokerage commissions). Voluntary reimbursements may cease at any time without prior notice.


NOTE 6 - Directed Brokerage Arrangement
In an effort to reduce the total expenses of the Funds, a portion of the operating expenses may be paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of the operating expenses by the broker-dealer, is based on a percentage of commissions earned. Expenses paid under this arrangement during the six months ending March 31, 1999 were $58,000 for the Elite Growth & Income Fund.


NOTE 7 - Concentration
Although both of the funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested which may subject the funds more significantly to economic changes occurring in certain industries or sectors. The Elite Growth & Income Fund has investments in excess of 10% in capital goods, consumer goods and services, financial intermediaries, and health care goods and services. The Elite Income Fund has investments in excess of 10% in electric utilities, gas utilities and financial intermediaries.